Sales by Product (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales, Total	$ 2,051.9	$ 1,947.1	$ 2,088.8	$ 2,178.9	$ 2,044.7	$ 2,017.6	$ 2,061.5	$ 2,108.6	$ 8,266.7		$ 8,232.4		$ 7,170.6
Airbags And Associated Products
Segment Reporting Information [Line Items]
Net sales, Total									5,392.0	[1]	5,393.0	[1]	4,722.0	[1]
Seatbelts And Associated Products
Segment Reporting Information [Line Items]
Net sales, Total									2,657.0		2,679.0		2,364.0
Active Safety Products
Segment Reporting Information [Line Items]
Net sales, Total									$ 218.0		$ 160.0		$ 85.0

[1]	Includes sales of steering wheels, passive safety electronics, inflators and initiators.